Intangible Assets (Tables) - P3 Health Partners Inc.	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Schedule of changes in other intangible assets

	Customer			Provider	Medical
	Relationships	Trademarks	Payor Contracts	Network	Licenses	Total
Balance at December 31, 2021	$678,300,000	$147,369,167	$4,700,271	$4,769,167	$700,000	$835,838,605
Amortization	(34,200,000)	(7,610,000)	(235,014)	(240,000)	—	(42,285,014)
Balance at June 30, 2022	$644,100,000	139,759,167	4,465,257	4,529,167	700,000	793,553,591

	Predecessor
	Customer
	Relationships	Total
Balance at December 31, 2020	$—	$—
Acquisitions	2,045,604	2,045,604
Amortization	(34,396)	(34,396)
Balance at December 2, 2021	$2,011,208	$2,011,208

	Successor
	Customer		Payor	Provider	Medical
	Relationships	Trademarks	Contracts	Network	Licenses	Total
Balance at December 3, 2021(1)	$684,000,000	$147,700,000	$—	$3,700,000	$—	$835,400,000
Acquisitions	—	900,000	4,700,271	1,100,000	700,000	7,400,271
Amortization	(5,700,000)	(1,230,833)	—	(30,833)	—	(6,961,666)
Balance at December 31, 2021	$678,300,000	$147,369,167	$4,700,271	$4,769,167	$700,000	$835,838,605
(1)	Represents the opening balance of intangibles as of December 3, 2021 due to the Business Combination

Schedule of weighted average remaining useful life of definite lived intangible assets

	Customer		Payor	Provider
	Relationships	Trademarks	Contracts	Network
Weighted average remaining useful life	9.9 years	9.9 years	10 years	9.9 years